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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22005

Evergreen Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Global Dividend Opportunity Fund, for the quarter ended July 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 56.9%
CONSUMER DISCRETIONARY 3.7%
Media 3.7%
Mediaset SpA	Italy	3,075,600	$18,597,638

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
ENI SpA	Italy	100,000	2,327,514
Kayne Anderson MLP Investment Co.	United States	265,000	5,366,250

			7,693,764

FINANCIALS 3.4%
Commercial Banks 1.8%
Westpac Banking Corp.	Australia	500,000	9,070,213

Real Estate Investment Trusts (REITs) 1.6%
Camden Property Trust	United States	25,000	737,750
Chimera Investment Corp.	United States	700,000	2,506,000
Invesco Mortgage Capital, Inc.	United States	232,300	4,646,000

			7,889,750

INDUSTRIALS 2.0%
Air Freight & Logistics 0.8%
Deutsche Post AG	Germany	250,000	3,956,987

Construction & Engineering 1.2%
Bouygues SA	France	150,000	6,389,261

TELECOMMUNICATION SERVICES 13.3%
Diversified Telecommunication Services 8.6%
Deutsche Telekom AG	Germany	200,000	2,562,688
France Telecom	France	433,000	10,806,377
NTELOS Holdings Corp.	United States	100,000	1,549,000
Shenandoah Telecommunications Co. +	United States	368,600	7,504,696
Tele2 AB, Ser. B	Sweden	999,952	13,455,563
Telstra Corp., Ltd.	Australia	2,500,000	7,380,787

			43,259,111

Wireless Telecommunication Services 4.7%
Vivo Participacoes SA, ADS	Brazil	14,706	334,855
Vodafone Group plc	United Kingdom	9,000,000	18,446,782
Vodafone Group plc, ADR	United Kingdom	250,000	5,145,000

			23,926,637

UTILITIES 33.0%
Electric Utilities 15.4%
Enel SpA	Italy	5,000,100	27,170,312
FirstEnergy Corp.	United States	150,000	6,180,000
Fortum Oyj	Finland	400,000	9,264,446
FPL Group, Inc.	United States	150,000	8,500,500
Hera SpA	Italy	4,000,000	9,863,072
Iberdrola SA	Spain	500,000	4,290,151
Maine & Maritimes Corp.	United States	18,500	666,000
Red Electrica de Espana SA	Spain	100,000	4,699,212
TERNA SpA	Italy	2,000,000	7,048,105

			77,681,798

Gas Utilities 1.2%
Enagas SA	Spain	300,000	5,932,809

Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group, Inc.	United States	239,100	6,862,170

1

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 11.6%
National Grid plc	United Kingdom	3,500,000	$32,653,126
RWE AG	Germany	100,000	8,444,899
SCANA Corp.	United States	50,000	1,767,500
Suez Environnement SA *	France	100,000	1,905,625
United Utilities Group plc	United Kingdom	1,849,999	13,929,668

			58,700,818

Water Utilities 3.4%
American States Water Co.	United States	30,700	1,115,945
American Water Works Co.	United States	326,000	6,425,460
Pennichuck Corp. +	United States	55,000	1,262,250
Severn Trent plc	United Kingdom	500,000	8,089,155

			16,892,810

Total Common Stocks (cost $330,485,897)			286,853,766

PREFERRED STOCKS 38.0%
FINANCIALS 10.1%
Capital Markets 0.7%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	138,000	3,426,885

Commercial Banks 6.8%
Barclays plc, 8.125%	United Kingdom	100,000	2,290,000
BB&T Capital Trust, Ser. VI, 9.60%	United States	100,000	2,570,000
National Bank of Greece SA, 9.00%	United States	50,000	1,175,000
National City Capital Trust II, 6.625%	United States	100,000	2,021,250
National City Capital Trust IV, 8.00%	United States	9,800	227,752
Santander Bancorp, 6.50%	Spain	200,000	4,422,500
Santander Bancorp, Ser. 6, Var. Rate Pfd.	Spain	464,000	6,900,840
SunTrust Capital IX, 7.875%	United States	434,200	9,647,924
Wells Fargo Capital XII, 7.875% °	United States	200,000	4,978,000

			34,233,266

Consumer Finance 0.8%
Deutsche Bank Contingent Capital Trust II, 6.55%	United States	110,000	2,170,300
Fifth Third Capital Trust VII, Var. Rate Pfd.	United States	72,000	1,670,580

			3,840,880

Diversified Financial Services 1.6%
Bank of America Corp., Ser. MER, 8.625%	United States	174,500	3,967,258
ING Groep NV, 8.50%	Netherlands	75,000	1,633,500
JPMorgan Chase Capital XXVI, Var. Rate Pfd.	United States	100,000	2,556,250

			8,157,008

Insurance 0.2%
Prudential Financial, Inc., 9.00%	United States	48,000	1,201,440

MATERIALS 0.4%
Chemicals 0.4%
E.I. DuPont de Nemours & Co., 4.50%	United States	22,700	1,779,226

UTILITIES 27.5%
Electric Utilities 24.7%
Alabama Power Co., 5.625%	United States	80,000	1,587,504
Baltimore Gas & Electric Co., 7.125%	United States	50,000	4,533,262
Carolina Power & Light Co., 5.00%	United States	11,217	819,104
Central Maine Power Co., 4.75%	United States	7,900	591,099
Connecticut Light & Power Co., Ser. 1947, 2.00%	United States	18,230	575,955
Connecticut Light & Power Co., Ser. 1949, 2.04%	United States	9,600	309,300
Connecticut Light & Power Co., Ser. 1949, 2.20%	United States	36,625	1,272,719

2

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Connecticut Light & Power Co., Ser. 1963, 4.50%	United States	66,124	$2,332,941
Connecticut Light & Power Co., Ser. 1967, 5.28%	United States	59,300	2,377,562
Connecticut Light & Power Co., Ser. F, 2.09%	United States	6,000	204,000
Consolidated Edison, Inc., Ser. A, 5.00%	United States	83,270	7,386,049
Consolidated Edison, Inc., Ser. D, 4.65%	United States	62,505	4,569,055
Dayton Power & Light Co., Ser. A, 3.75%	United States	9,416	660,297
Dayton Power & Light Co., Ser. B, 3.75%	United States	5,120	356,466
Dayton Power & Light Co., Ser. C, 3.90%	United States	17,500	1,190,529
Dominion Resources Inc., Ser. A, 8.375%, 06/15/2014	United States	125,000	3,317,625
Duquesne Light Co., 6.50%	United States	130,000	6,101,671
Energy East Corp., 3.75%	United States	1,900	123,621
Entergy Arkansas, Inc., 4.32%	United States	7,565	538,922
Entergy Arkansas, Inc., 4.56%	United States	2,732	178,393
Entergy Arkansas, Inc., 4.72%	United States	500	34,498
Entergy Arkansas, Inc., 6.08%	United States	8,444	745,183
Entergy Arkansas, Inc., 6.45%	United States	800,000	16,275,040
Entergy Arkansas, Inc., Ser. 1965, 4.56%	United States	3,578	249,528
Entergy Louisiana Holdings, 6.95%	United States	177,000	15,349,228
Entergy Mississippi, Inc., 4.36%	United States	3,248	224,620
Entergy Mississippi, Inc., 4.56%	United States	500	34,163
Entergy Mississippi, Inc., 4.92%	United States	10,679	806,491
Entergy Mississippi, Inc., 7.25%	United States	89	2,253
Entergy New Orleans, Inc., 4.36%	United States	153	11,011
Entergy New Orleans, Inc., 4.75%	United States	6,102	437,001
Entergy New Orleans, Inc., 5.56%	United States	7,522	610,607
Entergy Texas, Inc., 7.875%	United States	60,000	1,569,000
Exelon Corp., 3.80%	United States	18,225	1,182,347
Exelon Corp., 4.68%	United States	18,240	1,413,691
Florida Power Corp., 4.60%	United States	14,900	1,138,454
FPL Group, Inc., Ser. F, 8.75%	United States	12,000	332,400
Georgia Power Co., Ser. 07-A, 6.50%	United States	15,900	1,445,085
Hawaiian Electric Industries, Inc., Ser. J, 4.75% 144A	United States	55,000	745,937
Hawaiian Electric Industries, Inc., Ser. K, 4.65%	United States	27,000	360,283
Indianapolis Power & Light Co., 4.20%	United States	20,000	1,474,376
Interstate Power & Light Co., Ser. C, 7.10%	United States	362,700	9,198,979
MidAmerican Energy Co., 4.35%	United States	13,017	966,920
Pacific Gas & Electric Co., 4.80%	United States	185,600	3,787,168
Pacific Gas & Electric Co., Ser. D, 5.00%	United States	126,000	2,633,400
Pacific Gas & Electric Co., Ser. I, 4.36%	United States	39,900	747,925
PECO Energy Co., Ser. C, 4.40%	United States	29,940	2,226,189
PPL Electric Utilities Corp., 6.25%	United States	165,000	3,846,562
South Carolina Electric & Gas Co., 5.00%	United States	2,000	95,760
Southern California Edison Co., Ser. B, 4.08%	United States	48,100	873,015
Southern California Edison Co., Ser. B, 6.125%	United States	10,000	783,125
Southern California Edison Co., Ser. C, 6.00%	United States	10,000	770,000
Southern California Edison Co., Ser. D, 4.32%	United States	85,000	1,583,125
Union Electric Co., 4.50%	United States	14,600	1,007,400
Union Electric Co., 4.56%	United States	11,190	741,337
Union Electric Co., 5.50%	United States	973	76,867
Union Electric Co., 7.64%	United States	21,350	2,050,268
Union Electric Co., Ser. 1969, 4.00%	United States	7,600	480,700
Wisconsin Public Service Corp., 5.08%	United States	8,190	674,651
Xcel Energy, Inc., 3.60%	United States	6,000	385,800
Xcel Energy, Inc., 4.10%	United States	52,320	4,005,750
Xcel Energy, Inc., 4.16%	United States	35,180	2,660,663
Xcel Energy, Inc., 4.56%	United States	19,880	1,510,880

			124,573,754

3

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Gas Utilities 1.8%
Pacific Enterprises, 4.40%	United States	19,840	$1,525,821
Public Service Electric & Gas Co., 4.08%	United States	8,970	658,846
Public Service Electric & Gas Co., 4.18%	United States	1,260	90,670
Public Service Electric & Gas Co., 5.28%	United States	5,625	502,453
Southern Union Co., 7.55%	United States	255,550	6,328,057

			9,105,847

Independent Power Producers & Energy Traders 0.9%
Constellation Energy Group, Inc., Ser. A, 8.625%	United States	187,214	4,483,775

Water Utilities 0.1%
Hackensack Water Co., 4.99% ☐	United States	10,469	732,830

Total Preferred Stocks (cost $182,967,357)			191,534,911

CONVERTIBLE PREFERRED STOCKS 1.3%
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
El Paso Corp., 4.99%, 12/31/2049 144A	United States	4,000	3,511,000

UTILITIES 0.6%
Electric Utilities 0.6%
Great Plains Energy, Inc., 12.00%, 06/12/2012	United States	50,000	2,923,250

Total Convertible Preferred Stocks (cost $5,220,560)			6,434,250

	Country	Principal Amount	Value

CORPORATE BONDS 0.5%
UTILITIES 0.5%
Multi-Utilities 0.5%
PG&E Corp., 5.75%, 04/01/2014 (cost $1,989,862)	United States	$2,000,000	2,184,120

YANKEE OBLIGATIONS – CORPORATE 0.6%
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Vodafone Group plc, 4.15%, 06/10/2014 (cost $2,998,044)	United Kingdom	3,000,000	3,061,422

	Country	Shares	Value

SHORT-TERM INVESTMENTS 4.0%
MUTUAL FUND SHARES 4.0%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø (cost $20,152,243)	United States	20,152,243	20,152,243

Total Investments (cost $543,813,963) 101.3%			510,220,712
Other Assets and Liabilities (1.3%)			(6,305,559)

Net Assets 100.0%			$503,915,153

+	Security is deemed illiquid.
*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At July 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $5,000,000 and earned $295,313 of income for the period from November 1, 2008 to July 31, 2009.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by geographic location as of July 31, 2009:

United States	48.2%
United Kingdom	17.7%
Italy	13.3%
Spain	5.4%
France	3.9%
Australia	3.4%
Germany	3.1%
Sweden	2.7%
Finland	1.9%
Netherlands	0.3%
Brazil	0.1%

100.0%

Open call options written as of July 31, 2009 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price	Market Value	Premiums Received

08/21/2009	CAC 40 Index	480	3,381 EUR	$(695,070) ☐	$213,621
08/21/2009	DAX Index	310	5,237 EUR	(2,130,080) ☐	121,002
08/21/2009	Dow Jones EURO STOXX 50 Index	313	2,591 EUR	(394,337) ☐	118,731
08/21/2009	NASDAQ 100 Index	138	1,691 USD	(100,050) ☐	100,050
08/21/2009	Russell 2000 Index	400	587 USD	(170,000) ☐	170,000
08/21/2009	S&P 400 Mid Cap Index	356	661 USD	(132,254) ☐	132,254
08/21/2009	SPDR S&P 500 Index	2,311	98 USD	(581,656) ☐	182,037
08/21/2009	UKX Index	304	4,606 GBP	(410,773) ☐	128,573
☐	Valued at fair value as determined by the investment advisor using third party modeling tools, according to procedures approved by the Board of Trustees.

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $548,115,452. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,901,030 and $62,795,770, respectively, with a net unrealized depreciation of $37,894,740.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

5

EVERGREEN GLOBAL DIVIDEND OPPORTUNITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Options

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$286,853,766	$0	$0	$286,853,766
Preferred stocks	52,285,013	144,951,318	732,830	197,969,161
Corporate debt securities	0	5,245,542	0	5,245,542
Short-term investments	20,152,243	0	0	20,152,243

	$359,291,022	$150,196,860	$732,830	$510,220,712

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(4,614,220)	$0	$(4,614,220)

*	Other financial instruments include options.

Preferred Stocks

Balance as of November 1, 2008	$0
Realized gains or losses	0
Change in unrealized gains or losses	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	732,830

Balance as of July 31, 2009	$732,830

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$0

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Global Dividend Opportunity Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009